Private Placement Warrants (Restated) (Details 1) - $ / shares	1 Months Ended	12 Months Ended
	Feb. 14, 2020	Dec. 31, 2020
Private Placement Warrants (Restated) [Abstract]
Stock price	$ 10.00	$ 2.75
Exercise price	$ 11.50	$ 11.50
Risk-free interest rate	1.42%	0.28%
Expected term (in years)	5 years	4 years 1 month 13 days
Expected dividend yield
Expected volatility	39.20%	45.50%